Prepaid Expenses and Prepaid Subscriber Travel (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Prepaid Subscriber Travel [Abstract]
Schedule of prepaid expenses

	December 31,	December 31,
	2021	2022

	(in thousands)
Property operations	$5,136	$4,299
Software	2,979	3,601
Rent	1,094	—
Operating supplies	1,372	1,441
Insurance	520	1,581
Total	$11,101	$10,922